Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. Fair value is determined based on the exit price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy:
Level 1 – Quoted prices in active markets for identical assets or liabilities;
Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
Financial assets measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

	Pricing Category	Fair Value at
		March 31, 2021	December 31, 2020
Assets:
Cash equivalents and marketable securities:
Money market funds	Level 1	28,239	744
U.S. Treasury securities	Level 1	—	64,997
Short-term investments:
U.S. Treasury securities	Level 1	131,499	68,990
Total		159,738	134,731

Liabilities:
Other non-current liabilities
Derivative liability	Level 3	65,414	70,870
Warrant liability	Level 3	61,447	39,670
Total		126,861	110,540
As of March 31, 2021 and December 31, 2020, short-term investments were primarily comprised of U.S. Treasury securities. The unrealized gain/losses related to fixed income debt securities were immaterial and primarily due to changes in interest rates, which are temporary in nature.
As of March 31, 2021 and December 31, 2020, the contractual maturities of the short-term investments were less than one year.
In August 2020, the Company issued Convertible Notes that contain embedded features subject to derivative accounting. Refer to Note 5, Debt, for additional information on the Convertible Notes.
The embedded derivatives are recognized as a derivative liability on the balance sheet, and are measured at fair value, subject to remeasurement at each balance sheet date. The fair value of derivative liability is measured as the difference between the estimated value of the Convertible Notes with and without such conversion features utilizing Monte Carlo simulation pricing model.
The warrants issued in connection with the Convertible Notes are classified as a liability because they can become exercisable into common stock upon a QIPO or into convertible preferred stock after five years from issuance date in the event that there is no QIPO during such period. Such warrants are measured at fair value, subject to remeasurement at each balance sheet date. The fair value of the warrant liability is measured using Monte Carlo Simulation pricing model.
The fair value of the Convertible Notes was $376.1 million as of March 31, 2021. The carrying value of the Convertible Notes of $112.4 million, net of $93.3 million unamortized debt discount and issuance costs, as of March 31, 2021, was recorded in Debt, non-current on the balance sheets.
The valuation of derivative and warranty liabilities and the Convertible Notes are based on significant inputs not observable in the market, and thus represents a level 3 measure. The key inputs to the valuation model include fair value of equity, equity volatility, expected term until a liquidity event to exit, expected term until exercise, and risk-free interest rate.
A summary of the changes in the fair value of the derivative liability is as follows (in thousands):

Amount
Derivative liability - December 31, 2020	$70,870
Change in fair value	(5,456)
Derivative liability - March 31, 2021	$65,414
A summary of the changes in the fair value of the warrant liability is as follows (in thousands):

Amount
Warrant liability - December 31, 2020	$39,670
Change in fair value	21,777
Warrant liability - March 31, 2021	$61,447
The change in fair value of derivative and warrant liabilities is recorded in the statements of operations.
Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. Fair value is determined based on the exit price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy:
Level 1 — Quoted prices in active markets for identical assets or liabilities;
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
Financial assets measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

		Fair Value at
	Pricing Category	December 31,
		2020	2019
Assets:
Cash equivalents:
Money market funds	Level 1	$744	$3,334
U.S. Treasury securities	Level 1	64,997	29,957
Short-term investments:
U.S. Treasury securities	Level 1	68,990	39,877
Total		$134,731	$73,168
Liabilities:
Other non-current liabilities:
Derivative liability	Level 3	$70,870	$—
Warrant liability	Level 3	39,670	—
Total		$110,540	$—
As of December 31, 2020 and 2019, short-term investments were primarily comprised of U.S. Treasury securities. The unrealized gain/losses related to fixed income debt securities were immaterial and primarily due to changes in interest rates, which are temporary in nature.
As of December 31, 2020 and 2019, the contractual maturities of the short-term investments were less than one year.
In August 2020, the Company issued Convertible Notes that contain embedded features subject to derivative accounting. Refer to Note 5, Debt, for additional information on the Convertible Notes.
The embedded derivatives are recognized as a derivative liability on the balance sheet, and are measured at fair value, subject to remeasurement at each balance sheet date. The fair value of derivative liability is measured as the difference between the estimated value of the Convertible Notes with and without such conversion features utilizing Monte Carlo simulation pricing model.
The warrants issued in connection with the Convertible Notes are classified as a liability because they can become exercisable into common stock upon a QIPO or into convertible preferred stock after five years from issuance date in the event that there is no QIPO during such period. Such warrants are measured at fair value, subject to remeasurement at each balance sheet date. The fair value of the warrant liability is measured using Monte Carlo Simulation pricing model.
The fair value of the Convertible Notes was $365.9 million as of December 31, 2020. The carrying value of the Convertible Notes of $106.4 million, net of $97.1 million unamortized debt discount and issuance costs, as of December 31, 2020, was recorded in Debt, non-current on the balance sheets.
The valuation of derivative and warranty liabilities and the Convertible Notes are based on significant inputs not observable in the market, and thus represents a level 3 measure. The key inputs to the valuation model include fair value of equity, equity volatility, expected term until a liquidity event to exit, expected term until exercise, and risk-free interest rate.
A summary of the changes in the fair value of the derivative liability is as follows (in thousands):

Amount
Derivative liability – at issuance	$68,514
Change in fair value	2,356
Derivative liability – December 31, 2020	$70,870
A summary of the changes in the fair value of the warrant liability is as follows (in thousands):

Amount
Warrant liability – at issuance	$29,037
Change in fair value	10,633
Warrant liability – December 31, 2020	$39,670
The change in fair value of derivative and warrant liabilities is recorded in the statement of operations.

ArcLight
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Financial Instruments
Note 10 — Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$277,547,390	$—	$—

Liabilities:
Derivative warrant liabilities – public warrants	$31,930,000	$—	$—
Derivative warrant liabilities – private warrants	$—	$—	$17,380,000
The remainder of the balance in Investments held in Trust Account, approximately $1,000, is comprised of cash equivalents. Level 1 instruments include investments in cash, money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in November 2020, when the Public Warrants were separately listed and traded.
The changes in Level 3 liability measured at fair value for the fiscal year ended December 31, 2020 was solely due to the change in the fair value of the warrant liability reflected on the statement of operations. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.
The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period, with changes in fair value recognized in the statement of operations. The Company recognized $16,090,000 for the derivative warrant liabilities upon their issuance on September 25, 2020. For the period from July 28, 2020 (inception) through December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $33,220,000 presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of September 25, 2020	As of December 31, 2020
Strike price	$10.00	$10.04
Contractual term (years)	1.0	1.0
Volatility	15.00%	22.00%
Risk-free interest rate	37.00%	0.38%
Dividend yield(per share)	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities for the period from July 22, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at July 3, 2020 (inception)	$—
Issuance of Public and Private Warrants	16,090,000
Additional warrant liabilities	1,469,100
Change in fair value of derivative warrant liabilities	31,750,900
Derivative warrant liabilities at December 31, 2020	$49,310,000
Note 9—Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
March 31, 2021:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$277,594,152	$—	$—

Liabilities:
Derivative warrant liabilities - public	$79,370,000	$—	$—
Derivative warrant liabilities - private	$—	$—	$43,190,000
December 31, 2020:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$277,547,390	$—	$—

Liabilities:
Derivative warrant liabilities - public	$31,930,000	$—	$—
Derivative warrant liabilities - private	$—	$—	$17,380,000
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three months ended March 31, 2021.
Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since November 2020. For the three months ended March 31, 2021, the Company recognized a charge to the statement of operations resulting from a decrease in the fair value of liabilities of approximately $73.3 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31, 2020	As of March 31, 2021
Stock price	$10.04	$15.67
Volatility	22.0%	10.0%
Expected life of the options to convert	5.73	5.25
Risk-free rate	0.38%	0.98%
Dividend yield	—	—
The change in the fair value of the derivative warrant liabilities for the three months ended March 31, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020 (inception)	$49,310,000
Change in fair value of derivative warrant liabilities	73,250,000
Derivative warrant liabilities at March 31, 2021	$122,560,000